UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska             68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

4/30

Date of reporting period:    10/31/13

Item 1.  Reports to Stockholders.

Eagle MLP Strategy Fund

Class A Shares: EGLAX

Class C Shares: EGLCX

Class I Shares: EGLIX

Semi-Annual Report

October 31, 2013

Distributed by Northern Lights Distributors, LLC

Member FINRA

Eagle MLP Strategy Fund

PORTFOLIO REVIEW (Unaudited)

October 31, 2013

The Fund’s performance figures* for the period ended October 31, 2013, compared to its benchmark:

	Six Months	One Year	Inception**- October 31, 2013
Eagle MLP Strategy Fund – Class A	4.67%	24.41%	21.67%
Eagle MLP Strategy Fund – Class A with load	(1.35%)	17.27%	15.45%
Eagle MLP Strategy Fund – Class C*** Eagle MLP Strategy Fund – Class I	4.31% 4.77%	- 24.76%	12.87% 21.97%
Alerian MLP Index	2.98%	19.60%	18.88%

* The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%, where applicable.  Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses are 1.66% for Class A shares, 2.41% for Class C shares and 1.41% for Class I shares per the August 28, 2013 prospectus. For performance information current to the most recent month-end, please call toll-free 1-888-868-9501.

** Inception date for Class A and Class I is September 14, 2012.

*** Inception date for Class C is February 21, 2013.

The Alerian MLP Index is a composite of the 50 most prominent energy Master Limited Partnerships (MLPs) that provides investors with an unbiased, comprehensive benchmark for this emerging asset class. Investors cannot invest directly in an index or benchmark.

     The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
General Partner	20.40%
Diversified	16.20%
Shipping	14.70%
Exchange Traded Notes	13.70%
Gathering/Processing	8.40%
Pipeline-Refined Products	7.50%
Money Market Fund	5.50%
Pipelines & Transportation	4.10%
Natural Gas Pipeline	3.90%
Exploration & Production	3.80%
Cash & Other Assets in Excess of Other Liabilities	1.80%
100.00%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

Eagle MLP Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2013

Shares		Value

	COMMON STOCKS - 81.9%
	DIVERSIFIED - 16.2%
617,139	Enbridge Energy Management LLC *	$ 17,600,804
352,900	Kinder Morgan, Inc.	12,460,899
329,249	Kinder Morgan Management LLC *	24,799,005
175,000	Plains All American Pipeline LP	8,963,500
		63,824,208
	EXPLORATION & PRODUCTION - 3.8%
512,009	Linn Co. LLC	15,099,145

	GATHERING/PROCESSING - 8.4%
224,758	Crestwood Midstream Partners LP	4,922,205
52,895	MarkWest Energy Partners LP	3,929,041
48,000	PVR Partners LP	1,257,120
256,300	Regency Energy Partners LP	6,533,087
208,859	Targa Resources Corp.	16,199,104
		32,840,557
	GENERAL PARTNER - 20.4%
266,607	Crosstex Energy, Inc.	8,182,169
202,600	Energy Transfer Equity LP	13,693,734
394,200	ONEOK, Inc.	22,272,300
365,040	Plains GP Holdings LP *	8,136,742
208,415	Spectra Energy Corp.	7,413,321
570,200	The Williams Cos., Inc.	20,361,842
		80,060,108
	NATURAL GAS PIPELINE - 3.9%
290,000	El Paso Pipeline Partners LP	11,762,400
154,404	PAA Matural Gas Storage, LP	3,517,323
		15,279,723
	OFFSHORE DRILLING - 2.0%
236,263	Seadrill Partners LLC	7,796,679

	PIPELINE-REFINED PRODUCTS - 7.5%
204,452	Buckeye Partners LP	13,753,486
227,939	Magellan Midstream Partners LP	13,685,457
48,000	NuStar Energy LP	2,069,760
		29,508,703
	PIPELINES & TRANSPORTATION - 4.1%
74,535	Atlas Pipeline Partners LP	2,874,070
119,000	Boardwalk Pipeline Partners	3,564,050
128,400	SemGroup Corp.	7,754,076
45,326	Spectra Energy Partners LP	1,981,653
		16,173,849
	PROPANE - 0.9%
112,600	NGL Energy Partners LP	3,542,396

See accompanying notes to financial statements.

Eagle MLP Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2013

Shares		Value
	SHIPPING - 14.7%
1,265,600	Capital Product Partners LP	$ 11,846,016
261,700	GasLog, Ltd.	3,894,096
310,423	Golar LNG Partners LP	9,604,488
287,224	Knot Offshore Partners LP	7,306,979
210,803	Teekay Shipping Corp.	9,155,174
474,461	Teekay Offshore Partners LP	15,946,634
		57,753,387

	TOTAL COMMON STOCKS (Cost $299,970,965)	321,878,755

	EXCHANGE TRADED NOTES - 13.7%
491,900	Credit Suisse Cushing 30 MLP Index ETN	15,165,277
142,300	ETRACS 2xMonthly Leveraged Long Alerian MLP Infrastructure Index ETN	7,792,348
250,685	ETRACS Alerian MLP Index ETN	7,257,331
89,900	ETRACS Alerian Natural Gas MLP Index ETN	3,285,485
166,200	iPath S&P MLP ETN	4,803,097
233,700	JPMorgan Alerian MLP Index ETN	10,691,775
268,050	Morgan Stanley Cushing MLP High Income Index ETN	4,742,555
	TOTAL EXCHANGE TRADED NOTES (Cost $50,407,449)	53,737,868

	SHORT-TERM INVESTMENT - 5.5%
	MONEY MARKET FUND - 5.5%
21,537,889	Fidelity Institutional Money Market Funds - Money Market Portfolio	21,537,889
	to yield 0.07% ** (Cost $21,537,889)

	TOTAL INVESTMENTS - 101.1% (Cost $371,916,303) (a)	$ 397,154,512
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.1)%	(4,093,498)
	NET ASSETS - 100.00%	$ 393,061,014

(a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $371,610,740 differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 29,391,313
	Unrealized Depreciation:	(3,847,541)
	Net Unrealized Appreciation:	$ 25,543,772
* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on October 31, 2013.

See accompanying notes to financial statements.

Eagle MLP Strategy Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
October 31, 2013

ASSETS
Investment in Securities (cost $371,916,303)	$ 397,154,512
Receivable for Fund shares sold	362,502
Dividends and interest receivable	1,661,869
Prepaid expenses and other assets	92,287
TOTAL ASSETS	399,271,170

LIABILITIES
Payable for investments purchased	5,497,906
Investment advisory fees payable	372,660
Payable for Fund shares repurchased	314,436
Distribution (12b-1) fees payable	15,562
Fees payable to other affiliates	3,018
Accrued expenses and other liabilities	6,574
TOTAL LIABILITIES	6,210,156
NET ASSETS	$ 393,061,014

Net Assets Consist Of:
Paid in capital	$ 369,581,903
Undistributed net investment income	(676,298)
Accumulated net realized loss from security transactions	(1,082,800)
Net unrealized appreciation of investments	25,238,209
NET ASSETS	$ 393,061,014

See accompanying notes to financial statements.

Eagle MLP Strategy Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)(Continued)
October 31, 2013

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 41,947,038
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,445,767
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$ 12.17
Maximum offering price per share (maximum sales charge of 5.75%)	$ 12.91

Class C Shares:
Net Assets	$ 10,186,219
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	837,256
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 12.17

Class I Shares:
Net Assets	$ 340,927,757
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	27,980,712
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 12.18

See accompanying notes to financial statements.

Eagle MLP Strategy Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended October 31, 2013

INVESTMENT INCOME
Dividend Income	$ 6,782,768
Interest Income	5,675
TOTAL INVESTMENT INCOME	6,788,443

EXPENSES
Investment advisory fees	1,755,206
Distribution (12b-1) Fees:
Class A	37,307
Class C	29,733
Administrative services fees	81,421
Non 12b-1 shareholder servicing	67,694
Accounting services fees	32,182
Registration fees	22,761
Transfer agent fees	19,536
Custodian fees	11,652
Legal Fees	9,898
Printing and postage expenses	9,541
Compliance officer fees	8,546
Audit Fees	8,257
Trustees fees and expenses	4,125
Insurance expense	2,551
Other expenses	10,127
TOTAL EXPENSES	2,110,537

Less: Fees waived and expenses reimbursed by the Advisers	(68,304)
NET EXPENSES	2,042,233
NET INVESTMENT INCOME	4,746,210

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from security transactions	(1,082,800)
Net change in unrealized appreciation on investments	13,180,585
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	12,097,785

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 16,843,995

See accompanying notes to financial statements.

Eagle MLP Strategy Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2013	Period Ended
	(Unaudited)	April 30, 2013 **
FROM OPERATIONS
Net investment income	$ 4,746,210	$ 558,786
Net realized gain (loss) from security transactions	(1,082,800)	263,052
Net realized gain from distributions of capital gains from underlying investment companies	-	626
Net change in unrealized appreciation of investments	13,180,585	12,057,624
Net increase in net assets resulting from operations	16,843,995	12,880,088

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	-	(3,617)
Class I	-	(22,998)
From net investment income:
Class A	(571,811)	(55,001)
Class C	(109,498)	(2,208)
Class I	(5,046,762)	(433,077)
From return of capital:
Class A	-	(51,677)
Class C	-	(2,791)
Class I	-	(333,453)
Net decrease in net assets resulting from distributions to shareholders	(5,728,071)	(904,822)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	25,623,024	17,662,083
Class C	8,777,630	1,510,601
Class I	219,619,963	106,794,846
Net asset value of shares issued in reinvestment of distributions:
Class A	491,352	93,528
Class C	95,980	3,412
Class I	3,801,979	584,898
Payments for shares redeemed:
Class A	(3,611,225)	(754,477)
Class C	(455,779)	(10,627)
Class I	(8,215,937)	(1,488,060)
Net increase in net assets resulting from shares of beneficial interest	246,126,987	124,396,204

TOTAL INCREASE IN NET ASSETS	257,242,911	136,371,470

NET ASSETS
Beginning of Period	136,371,470	-
End of Period*	$ 393,061,014	$ 136,371,470
*Includes undistributed net investment income of:	$ (676,298)	$ 305,563

** The Eagle MLP Strategy Fund commenced operations on September 14, 2012.

See accompanying notes to financial statements.

Eagle MLP Strategy Fund
STATEMENT OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	October 31, 2013	Period Ended
	(Unaudited)	April 30,2013 **
Class A:
Shares Sold	2,136,010	1,637,564
Shares Reinvested	40,527	8,195
Shares Redeemed	(306,453)	(70,075)
Net increase in shares of beneficial interest outstanding	1,870,083	1,575,684

Class C:
Shares Sold	735,420	132,522
Shares Reinvested	7,905	289
Shares Redeemed	(37,975)	(904)
Net increase in shares of beneficial interest outstanding	705,349	131,907

Class I:
Shares Sold	18,518,681	9,918,375
Shares Reinvested	313,354	51,033
Shares Redeemed	(684,642)	(136,090)
Net increase in shares of beneficial interest outstanding	18,147,394	9,833,318

** The Eagle MLP Strategy Fund commenced operations on September 14, 2012.

See accompanying notes to financial statements.

Eagle MLP Strategy Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For The Six Months Ended October 31, 2013	For The Period Ended April 30, 2013	For The Six Months Ended October 31, 2013	For The Period Ended April 30, 2013	For The Six Months Ended October 31, 2013	For The Period Ended April 30, 2013
	Class A	Class A (1)	Class C	Class C (2)	Class I	Class I (1)
	(Unaudited)		(Unaudited)		(Unaudited)
Net asset value, beginning of period	$ 11.81	$ 10.00	$ 11.82	$ 10.00	$ 11.82	$ 10.00

Activity from investment operations:
Net investment income (3)	0.18	0.19	0.13	0.03	0.19	0.19
Net realized and unrealized
gain on investments	0.37	1.73	0.38	1.83	0.37	1.75
Total from investment operations	0.55	1.92	0.51	1.86	0.56	1.94

Less distributions from:
Net investment income	(0.19)	(0.05)	(0.16)	(0.02)	(0.20)	(0.06)
Net realized gains	-	(0.01)	-	-	-	(0.01)
Return of capital	-	(0.05)	-	(0.02)	-	(0.05)
Total distributions	(0.19)	(0.11)	$ (0.16)	$ (0.04)	(0.20)	(0.12)

Net asset value, end of period	$ 12.17	$ 11.81	$ 12.17	$ 11.82	$ 12.18	$ 11.82

Total return (4)(7)	4.67%	19.21%	4.31%	8.21%	4.77%	19.43%

Net assets, at end of period (000s)	$ 41,947	$ 18,609	$ 10,186	$ 1,559	$ 340,928	$ 116,204

Ratio of gross expenses to average
net assets (5)(6)	1.70%	2.06%	2.45%	2.81%	1.45%	1.81%
Ratio of net expenses to average
net assets (6)	1.65%	1.65%	2.40%	2.40%	1.40%	1.40%
Ratio of net investment income
to average net assets (6)	3.07%	2.72%	2.21%	1.15%	3.17%	2.75%

Portfolio Turnover Rate (7)	5%	6%	5%	6%	5%	6%

(1)	The Eagle MLP Strategy Fund's Class A and Class I shares commenced operations on September 14, 2012.
(2)	The Eagle MLP Strategy Fund's Class C shares commenced operations on February 21, 2013.
(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(4)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisers.
(6)	Annualized for periods less than one year.
(7) Not annualized.

See accompanying notes to financial statements.

Eagle MLP Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

October 31, 2013

1.

ORGANIZATION

The Eagle MLP Strategy Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.   The Fund’s investment objective is to seek growth of capital.

The Fund currently offers Class A, Class C, and Class I shares. Class C and Class I shares are offered at net asset value.   Class A shares are offered at net asset value plus a maximum sales charge of 5.75%, which may be waived at the Fund’s Advisers’ discretion.   Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from

Eagle MLP Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2013

each of the (i) Trust, (ii) administrator, and (iii) advisers.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisers.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause an adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If an adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Eagle MLP Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2013

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Funds’ prospectus for a full listing of risks associated with these investments. The following tables summarize the inputs used as of October 31, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 321,878,755	$ -	$ -	$ 321,878,755
Exchange Traded Notes	53,737,868	-	-	53,737,868
Short-Term Investment	21,537,889	-	-	21,537,889
Total	$ 397,154,512	$ -	$ -	$ 397,154,512

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 2 or Level 3 securities during the period.

* See Portfolio of Investments for industry classification.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Eagle MLP Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2013

Allocation of Income, Expenses, Gains and Losses – Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required.  The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2013 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.

INVESTMENT TRANSACTIONS

For the six months ended October 31, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $244,494,989 and $13,804,375 respectively.

Eagle MLP Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2013

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

Princeton Fund Advisors, LLC and Eagle Global Advisors, LLC, serve as the Fund’s Investment Advisers (the “Advisers”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisers, under the oversight of the Board, direct the daily operations of the Fund and supervise the performance of administrative and professional services provided by others.  As compensation for their services and the related expenses borne by the Advisers, the Fund pays the Advisers a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisers have agreed, at least until August 31, 2014, to waive a portion of their advisory fee and have agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding expenses such as front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expenses on securities sold short) or extraordinary expenses, such as litigation do not exceed 1.65% per annum of Class A average daily net assets, 2.40% per annum of Class C average daily net assets, and 1.40% per annum of Class I average daily net assets.

If the Advisers waive any fee or reimburse any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses attributable to Class A, Class C and Class I shares are subsequently less than 1.65%, 2.40%, and 1.40% of average daily net assets, respectively, the Advisers shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.65%, 2.40% and 1.40% of average daily net assets for Class A, Class C and Class I, respectively. If the Operating Expenses attributable to the Class A, Class C and Class I shares subsequently exceed 1.65%, 2.40% and 1.40% per annum of the Fund's average daily net assets, the reimbursements shall be suspended. The Advisers may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

As of October 31, 2013, the Advisers have $140,428 of waived/reimbursed expenses that may be recaptured no later than April 30, 2016.

Distributor- The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan and Agreement pursuant to Rule 12b-1 under the 1940 Act (the “Plan”).  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at annual rates of 0.25% and 1.00 % of the average daily net assets attributable to Class A shares and Class C shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s

Eagle MLP Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2013

 shareholder accounts, not otherwise required to be provided by the Advisers. Class I shares are not covered under the Plan. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. For the six months ended October 31, 2013, the Fund paid $37,307 and $29,733 to the Distributor for Class A and Class C shares, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of GFS. On sales of Class A shares and Class C shares, respectively, for the six months ended October 31, 2013, the Distributor received $103,804 and $0 from front-end sales charge of which $13,607 and $0 was retained by the underwriter or other affiliated broker-dealers.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Funds.

5.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the period ended April 30, 2013 was as follows:

As of April 30, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation and accumulated net investment income is primarily attributable to tax adjustments for partnerships.

Eagle MLP Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2013

Permanent book and tax differences, primarily attributable to the reclassification of fund distributions and tax adjustments for partnerships, resulted in reclassification for the period ended April 30, 2013 as follows:

6. PROXY VOTING

At a Special Meeting of Shareholders of the Trust, held at the offices of GFS, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788, on Tuesday, September 10, 2013, Trust shareholders of record as of the close of business on July 22, 2013 voted to approve the following proposal:

Proposal 1: To elect Mark Garbin, Mark D. Gersten, John V. Palancia, Andrew Rogers, and Mark H. Taylor to the Board of Trustees of the Trust.

 Shares Voted

        Shares Voted Against

     In Favor

               or Abstentions

Mark Garbin

  609,702,446

         7,380,704

Mark D. Gersten

  609,750,246

         7,332,904

John V. Palancia

  609,370,118

         7,713,033

Andrew Rogers

  609,691,730

         7,391,421

Mark H. Taylor

  608,885,975

         8,197,175

Effective September 24, 2013, Michael Miola resigned from the Board of Trustees.

7.  SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Eagle MLP Strategy Fund

EXPENSE EXAMPLES

October 31, 2013 (Unaudited)

As a shareholder of the Eagle MLP Strategy Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2013 through October 31, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 5/1/13	Ending Account Value 10/31/13	Expenses Paid During Period 5/1/13 – 10/31/13	Expense Ratio During Period** 5/1/13 – 10/31/13
Class A	$1,000.00	$1,046.70	$8.51	1.65%
Class C	$1,000.00	$1,043.10	$12.36	2.40%
Class I	$1,000.00	$1,047.70	$7.23	1.40%

Hypothetical (5% return before expenses)	Beginning Account Value 5/1/13	Ending Account Value 10/31/13	Expenses Paid During Period 5/1/13 – 10/31/13	Expense Ratio During Period** 5/1/13 – 10/31/13
Class A	$1,000.00	$1,016.89	$8.39	1.65%
Class C	$1,000.00	$1,012.89	$11.98	2.40%
Class I	$1,000.00	$1,018.15	$7.12	1.40%

*Actual expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365). “Hypothetical” expense information is presented on the basis of the full one-half year period to enable a comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 184/365 (to reflect the full half-year period).

**Annualized.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-868-9501 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-868-9501.

INVESTMENT ADVISERS

Princeton Fund Advisors, LLC

1125 17th Street, Suite 1400

Denver, CO 80202

Eagle Global Advisors, LLC

5847 San Felipe, LLC

Houston, TX 77057

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

1/9/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

1/9/14

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

1/9/14